Retirement And Severance Benefits (Amounts Recognized In Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Retirement And Severance Benefits [Abstract]
Prior service benefit	¥ (122,795)	¥ (172,964)
Actuarial loss	588,447	530,195
Amounts recognized in accumulated other comprehensive income (loss)	¥ 465,652	¥ 357,231